Cover	6 Months Ended
Mar. 31, 2025
Document Information [Line Items]
Entity Central Index Key	0001703079
Document Type	N-CSRS
Entity Registrant Name	XAI Octagon Floating Rate & Alternative Income Trust
Document Period End Date	Mar. 31, 2025
Amendment Flag	false